SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SCHEDULE OF SHARE OPTIONS ACTIVITY

The number and weighted average exercise prices of share options are as follows:

	December 31, 2023		December 31, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at January 1	776,000	$1.67	143,500	$4.50
Granted	281,800	5.45	634,500	0.93
Expired/cancelled	(108,500)	5.62	(2,000)	3.75
Exercised	(9,666)	0.80
Outstanding at December 31	939,634	$2.36	776,000	$1.67

Exercisable at December 31	540,268	$1.84	352,999	$2.56

SCHEDULE OF EXERCISE PRICES OF OUTSTANDING STOCK OPTIONS

The range of exercise prices of the outstanding stock options for December 31, 2023 is as follows:

Range of exercise prices	Number of outstanding stock options	Weighted average exercise price	Weighted average contractual life ( years)
$5.00 to $6.04	281,800	5.45	4.4
$1.80 to $4.90	108,000	2.23	2.4
$0.80 to $1.80	549,834	0.80	3.0
	939,634	$2.36	3.3

Kolibri Global Energy Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2023 and 2022

(Audited, expressed in thousands of United States dollars)

The range of exercise prices of the outstanding stock options for December 31, 2022 is as follows:

Range of exercise prices	Number of outstanding stock options	Weighted average exercise price	Weighted average contractual life ( years)
$5.00 to $6.00	97,000	5.70	0.3
$1.80 to $4.90	119,500	2.49	3.1
$0.80 to $1.80	559,500	0.80	4.0
	776,000	$1.67	3.4

SCHEDULE OF FAIR VALUE OF STOCK OPTIONS

The fair value of the stock options was estimated using Black Scholes model with the following weighted average inputs:

	2023	2022

Fair value at grant date (per option)	$5.09	0.70

Volatility (%)	105.49	149.68
Forfeiture rate (%)	5%	5%
Option life (years)	8.67	5
Risk-free interest rate (%)	3.19	1.56

SCHEDULE OF STOCK BASED COMPENSATION	Stock based compensation was recorded as follows:
	December 31
	2023	2022

Expensed	$790	$277

Capitalized	$140	$29